Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Revenue from Contracts with Customers

4.    REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Leased and owned hotels revenue	193,042,455	212,671,930	253,420,676	36,401,602
Franchise and managed hotel revenues	550,132,944	692,942,739	838,372,459	120,424,669
Initial franchise fee	35,140,250	42,806,330	54,930,266	7,890,239
Continuing franchise fees	514,992,694	650,136,409	783,442,193	112,534,430
Total	743,175,399	905,614,669	1,091,793,135	156,826,271

Substantially all revenues are generated in the PRC.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Our contract assets are insignificant at December 31, 2018 and December 31, 2019.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2018	2019	2019
	RMB	RMB	USD
Advance from customers	36,370,325	40,105,627	5,760,813
Deferred revenue-current	210,585,604	231,925,272	33,313,981
Deferred revenue-non current	380,173,585	410,807,248	59,008,769
Total contract liabilities	627,129,514	682,838,147	98,083,563

The deferred revenue balances above, as of December 31, 2018 and 2019 were comprised of the following:

	Years Ended December 31,
	2018	2019	2019
	RMB	RMB	USD
Initial fees received from franchisees owners	274,637,959	295,443,732	42,437,837
Cash received for membership fees and not recognized as revenue	238,496,707	257,351,279	36,966,198
Cash received for prepaid card and sublease	53,356,062	58,075,704	8,342,053
Deferred revenue related to the membership program	24,268,461	31,861,805	4,576,662
Total contract liabilities	590,759,189	642,732,520	92,322,750

The Group recognized revenues that were previously deferred as contract liabilities of RMB139,641,810 and RMB212,226,297 (USD30,484,400) during the years ended December 31, 2018 and 2019, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

4.    REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Revenue Allocated to Remaining Performance Obligations (continued)

As of December 31,2019, the Group had RMB295,443,732 (USD42,437,837) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 27 years. The Group had RMB257,351,279 (USD36,966,198) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB31,861,805 (USD4,576,662) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. The Group also had RMB58,075,704 (USD8,342,053) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts.